SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock Units (RSUs) [Member]
Number of shares
Unvested as of December 31, 2013	122,668
Vested	(6,815)
Forfeited	(74,112)
Unvested as of December 31, 2014	41,741
Weighted average grant date fair value
Unvested as of December 31, 2013	$ 16.5
Vested	$ 16.5
Forfeited	$ 16.5
Unvested as of December 31, 2014	$ 16.5